Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Cash and cash equivalents	£ 73,421	£ 87,356	£ 47,800	£ 51,962